Restatement of the Consolidated Statements of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Restatement of the Consolidated Statements of Cash Flows
NOTE 21. RESTATEMENT OF THE INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
The Company has determined that during the three and six months ended June 30, 2021, certain non-cash
items were reflected as transfers between Operating, Investing, and Financing cash flows. These non-cash
items should not be reflected as part of the cash flow statement and the Statements of Cash Flows and related disclosures have been adjusted to remove the non-cash
items. The Company has also identified certain cash flow items requiring reclassification between cash flow categories. For the three months ended June 30, 2021, these adjustments resulted in a decrease to Operating cash flows of $15.2 million, and an increase to Investing and Financing cash flows of $12.2 million and $4.6 million, respectively. For the six months ended June 30, 2021, the adjustments resulted in a decrease to Operating cash flows of $16.5 million, and an increase to Investing and Financing cash flows of $10.3 million and $8.3 million, respectively. The adjustments do not change the Company’s overall cash position, nor does it impact the Statement of Financial Position, the Statement of Earnings, or EBITDA calculations.

	Three months ended June 30, 2021
	As previously reported	Restatement	As restated
Operating Activities
Net earnings	$4,291	$—	$4,291
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,389	—	21,389
Equity earnings from associates and joint ventures	(187)	—	(187)
Deferred income taxes (Note 11)	1,361	—	1,361
Share-based compensation expense (Note 13)	3,158	—	3,158
Gain on sale of property, plant and equipment (Note 4)	(63)	—	(63)
Impairment on rental equipment (Note 4)	—	485	485

	29,949	485	30,434
Net change in working capital and other (Note 16)	(403)	(15,641)	(16,044)

Cash provided by operating activities	$29,546	$(15,156)	$14,390

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(1,426)	$—	$(1,426)
Rental equipment (Note 4)	(14,641)	—	(14,641)
Proceeds on disposal of:
Property, plant and equipment (Note 4)	77	—	77
Rental equipment (Note 4)	59	90	149
Change in other assets	3,895	(3,895)	—
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	16,032	16,032

Cash provided by (used in) investing activities	$(12,036)	$12,227	$191

	Three months ended June 30, 2021
	As previously reported	Restatement	As restated
Financing Activities
Repayment of long-term debt (Note 9)	$(23,093)	$23,093	$—
Net repayment of the Bank Facility (Note 9)	—	(22,106)	(22,106)
Net proceeds from the Asset-Based Facility (Note 9)	—	43,714	43,714
Repayment of the Notes (Note 9)	—	(40,000)	(40,000)
Lease liability principal repayment (Note 10)	(3,151)	—	(3,151)
Lease interest (Note 10)	(757)	757	—
Dividends paid	(1,794)	—	(1,794)
Debt refinancing and transaction costs	—	(892)	(892)

Cash used in financing activities	$(28,795)	$4,566	$(24,229)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(385)	$(1,637)	$(2,022)
Decrease in cash and cash equivalents	(11,670)	—	(11,670)
Cash and cash equivalents, beginning of period	110,642	—	110,642

Cash and cash equivalents, end of period	$98,972	$—	$98,972

	Six months ended June 30, 2021
	As previously reported	Restatement	As restated
Operating Activities
Net earnings	$7,294	$—	$7,294
Items not requiring cash and cash equivalents:
Depreciation and amortization	42,461	—	42,461
Equity earnings from associates and joint ventures	225	—	225
Deferred income taxes (Note 11)	(3,159)	—	(3,159)
Share-based compensation expense (Note 13)	8,425	—	8,425
Gain on sale of property, plant and equipment (Note 4)	(38)	—	(38)
Impairment on rental equipment (Note 4)	—	485	485

	55,208	485	55,693
Net change in working capital and other (Note 16)	34,289	(17,015)	17,274

Cash provided by operating activities	$89,497	$(16,530)	$72,967

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(2,745)	$—	$(2,745)
Rental equipment (Note 4)	(25,970)	—	(25,970)
Proceeds on disposal of:
Property, plant and equipment (Note 4)	77	—	77
Rental equipment (Note 4)	587	431	1,018
Change in other asset s	5,336	(5,336)	—
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	15,241	15,241

Cash used in investing activities	$(22,715)	$10,336	$(12,379)

	Six months ended June 30, 2021
	As previously reported	Restatement	As restated
Financing Activities
Repayment of long-term debt (Note 9)	$(50,916)	$50,916	$—
Net repayment of the Bank Facility (Note 9)	—	(46,865)	(46,865)
Net proceeds from the Asset-Based Facility (Note 9)	—	43,714	43,714
Repayment of the Notes (Note 9)	—	(40,000)	(40,000)
Lease liability principal repayment (Note 10)	(6,487)	—	(6,487)
Lease interest (Note 10)	(1,550)	1,550	—
Dividends pai d	(3,587)	—	(3,587)
Debt refinancing and transaction costs (Note 16)	—	(1,047)	(1,047)

Cash used in financing activities	$(62,540)	$8,268	$(54,272)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(946)	$(2,074)	$(3,020)
In crease in cash and cash equivalents	3,296	—	3,296
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$98,972	$—	$98,972

NOTE 36. RESTATEMENT OF THE CONSOLIDATED STATEMENTS OF CASH FLOWS
The Company has determined that certain
non-cash
items were reflected as transfers between Operating, Investing, and Financing cash flows. These non-cash
items should not be reflected as part of the cash flow statement and the Statements of Cash Flows and related disclosures have been adjusted to remove the non-cash
items. For the year ended December 31, 2021, this adjustment results in a decrease in Operating cash flows of $17.0 million, with Investing and Financing cash flows increasing by $14.7 million and $3.4 million, respectively. For the year ended December 31, 2020, the adjustment resulted in an increase in Operating and Financing cash flows of
$27.1 million and $4.7
million, respectively, with a decrease in Investing cash flows of
$32.7 million. For the year ended December 31, 2019, the adjustment resulted in an increase in Operating and Financing cash flows of $12.8 million and $16.7 million, respectively, with a decrease in Investing cash flows of
$27.0
 million. The adjustments do not change the Company’s overall cash position, nor does it impact the Statement of Financial Position, the Statement of Earnings, or earnings before finance costs, income taxes, depreciation and amortization (“EBITDA”) calculations.

		Year ended December 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$(18,455)	$—	$(18,455)
Items not requiring cash and cash equivalents:
Depreciation and amortization	87,622	—	87,622
Equity earnings from associate and joint venture	(671)	—	(671)
Deferred income taxes (Note 20)	43,422	—	43,422
Share-based compensation expense (Note 24)	12,937	—	12,937
Gain on disposal of property, plant and equipment (Note 9)	(135)	—	(135)
Impairment on PP&E and rental equipment (Note 9)	—	537	537

	124,720	537	125,257
Net change in working capital and other (Note 30)	100,435	(17,498)	82,937

Cash provided by operating activities	$225,155	$(16,961)	$208,194

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(5,154)	$—	$(5,154)
Rental equipment (Note 9)	(52,187)	—	(52,187)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	220	—	220
Rental equipment (Note 9)	3,692	978	4,670
Change in other assets	(10,101)	10,101	—
Investment in associates and joint ventures	—	(130)	(130)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	3,720	3,720

Cash used in investing activities	$(63,530)	$14,669	$(48,861)

Financing Activities
Repayment of long-term debt (Note 18 )	$(59,476)	$59,476	$—
Net repayment of the Bank Facility (Note 18 )	—	(53,891)	(53,891)
Net proceeds from the Asset-Based Facility (Note 18 )	—	36,916	36,916
Repayment of the Senior Notes (Note 18 )	—	(40,000)	(40,000)
Lease liability principal repayment (Note 19)	(14,215)	—	(14,215)
Lease interest (Note 19)	(3,029)	3,029	—
Dividends	(7,171)	—	(7,171)
Debt refinancing and transaction costs (Note 30)	—	(2,095)	(2,095)

Cash provided by (used in) financing activities	$(83,891)	$3,435	$(80,456)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(652)	$(1,143)	$(1,795)
Increase (decrease) in cash and cash equivalents	77,082	—	77,082
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$172,758	$—	$172,758

		Year ended December 31, 2020
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$88,257	$—	$88,257
Items not requiring cash and cash equivalents:
Depreciation and amortization	85,265	—	85,265
Equity earnings from associate and joint venture	(1,995)	—	(1,995)
Deferred income taxes (Note 20)	14,174	—	14,174
Share-based compensation expense (Note 24)	1,816	—	1,816
Gain on disposal of property, plant and equipment (Note 9)	(45)	—	(45)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	2,607	2,607

	187,472	2,607	190,079
Net change in working capital and other (Note 30)	32,776	24,454	57,230

Cash provided by operating activities	$220,248	$27,061	$247,309

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(9,874)	$—	$(9,874)
Rental equipment (Note 9)	(123,879)	—	(123,879)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	115	—	115
Rental equipment (Note 9)	3,121	1,471	4,592
Change in other assets	(7,242)	7,242	—
Investment in associates and joint ventures	—	(1,939)	(1,939)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	(39,512)	(39,512)

Cash used in investing activities	$(137,759)	$(32,738)	$(170,497)

Financing Activities
Repayment of long-term debt (Note 18 )	$(41,697)	$41,697	$—
Net repayment of the Bank Facility (Note 18 )	—	(40,081)	(40,081)
Lease liability principal repayment (Note 19)	(12,770)	—	(12,770)
Lease interest (Note 19)	(3,371)	3,371	—
Dividends	(24,212)	—	(24,212)
Debt refinancing and transaction costs (Note 30)	—	(258)	(258)

Cash provided by (used in) financing activities	$(82,050)	$4,729	$(77,321)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(1,018)	$948	$(70)
Increase (decrease) in cash and cash equivalent s	(579)	—	(579)
Cash and cash equivalents, beginning of period	96,255	—	96,255

Cash and cash equivalents, end of period	$95,676	$—	$95,676

		Year ended December 31, 2019
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$152,128	$—	$152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	86,559	—	86,559
Equity earnings from associate and joint venture	(1,692)	—	(1,692)
Deferred income taxes (Note 20)	31,476	—	31,476
Share-based compensation expense (Note 24)	7,749	—	7,749
Gain on disposal of property, plant and equipment (Note 9)	(302)	—	(302)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	26,414	26,414

	275,918	26,414	302,332
Net change in working capital and other (Note 30)	(221,749)	(13,662)	(235,411)

Cash provided by operating activities	$54,169	$12,752	$66,921

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(46,322)	$—	$(46,322)
Rental equipment (Note 9)	(217,068)	—	(217,068)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	9,205	—	9,205
Rental equipment (Note 9)	4,454	1,988	6,442
Change in other assets	26,911	(26,911)	—
Investment in associates and joint ventures	—	(3,630)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	1,542	1,542

Cash used in investing activities	$(222,820)	$(27,011)	$(249,831)

Financing Activities
Repayment of long-term debt (Note 18 )	$(15,748)	$15,748	$—
Net repayment of the Bank Facility (Note 18 )	—	(812)	(812)
Lease liability principal repayment (Note 19)	(12,551)	—	(12,551)
Lease interest (Note 19)	(2,586)	2,586	—
Dividends	(37,548)	—	(37,548)
Stock option exercises	7,453	—	7,453
Debt refinancing and transaction costs (Note 30)	—	(780)	(780)

Cash used in financing activities	$(60,980)	$16,742	$(44,238)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(978)	$(2,483)	$(3,461)
Increase (decrease) in cash and cash equivalents	(230,609)	—	(230,609)
Cash and cash equivalents, beginning of period	326,864	—	326,864

Cash and cash equivalents, end of period	$96,255	$—	$96,255